Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 7.5%
Chemicals - 0.4%
Olympus Water US Holding Corp.
4.25%, 10/01/2028 (A)	$ 1,500,000	$ 1,269,063

Commercial Services & Supplies - 0.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL
4.63%, 06/01/2028 (A)	1,150,000	1,020,000
GFL Environmental, Inc.
3.75%, 08/01/2025 (A)	150,000	145,592
4.25%, 06/01/2025 (A)	640,000	627,200

		1,792,792

Communications Equipment - 0.4%
Avaya, Inc.
6.13%, 09/15/2028 (A) (B)	2,100,000	986,433
CommScope, Inc.
6.00%, 03/01/2026 (A)	250,000	243,125

		1,229,558

Construction & Engineering - 0.1%
Artera Services LLC
9.03%, 12/04/2025 (A) (B)	417,000	338,813

Containers & Packaging - 0.3%
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	1,250,000	1,101,337

Diversified Telecommunication Services - 0.4%
Cablevision Lightpath LLC
3.88%, 09/15/2027 (A)	1,000,000	888,750
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (A)	500,000	435,431

		1,324,181

Health Care Providers & Services - 1.0%
Legacy LifePoint Health LLC
4.38%, 02/15/2027 (A)	1,500,000	1,337,280
6.75%, 04/15/2025 (A)	500,000	493,047
Tenet Healthcare Corp.
4.25%, 06/01/2029 (A)	769,000	715,170
4.63%, 09/01/2024 - 06/15/2028 (A)	500,000	485,584

		3,031,081

Household Products - 0.4%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00%, 12/31/2026 (A)	1,304,000	1,118,883

IT Services - 0.5%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (A)	750,000	631,875
MoneyGram International, Inc.
5.38%, 08/01/2026 (A)	1,000,000	984,620

		1,616,495

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.7%
Madison IAQ LLC
4.13%, 06/30/2028 (A)	$ 1,273,000	$ 1,126,605
Vertiv Group Corp.
4.13%, 11/15/2028 (A)	1,395,000	1,234,575

		2,361,180

Media - 1.2%
Arches Buyer, Inc.
4.25%, 06/01/2028 (A)	500,000	427,630
CSC Holdings LLC
5.38%, 02/01/2028 (A)	1,500,000	1,425,000
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)	250,000	219,342
6.75%, 10/15/2027 (A)	1,260,000	1,223,186
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (A)	100,000	89,713
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	250,000	243,125
6.63%, 06/01/2027 (A)	333,000	333,832

		3,961,828

Personal Products - 0.3%
Coty, Inc.
5.00%, 04/15/2026 (A)	1,000,000	982,100

Pharmaceuticals - 0.3%
Bausch Health Cos., Inc.
4.88%, 06/01/2028 (A)	1,000,000	793,000
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (A)	250,000	237,135

		1,030,135

Software - 0.5%
Helios Software Holdings, Inc. / ION Corp. Solutions Finance SARL
4.63%, 05/01/2028 (A)	1,950,000	1,550,924

Transportation Infrastructure - 0.3%
First Student Bidco, Inc. / First Transit Parent, Inc.
4.00%, 07/31/2029 (A)	1,000,000	875,295

Wireless Telecommunication Services - 0.1%
Altice France SA
5.50%, 01/15/2028 (A)	250,000	219,793

Total Corporate Debt Securities (Cost $27,796,670)		23,803,458

LOAN ASSIGNMENTS - 87.2%
Aerospace & Defense - 0.1%
Avolon TLB Borrower 1 LLC
Term Loan B3,
1-Month LIBOR + 1.75%, 3.88% (C), 01/15/2025	246,256	240,921

Transamerica Funds	Page 1

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Airlines - 0.2%
American Airlines, Inc.
Term Loan B,
3-Month LIBOR + 1.75%, 4.05% (C), 06/27/2025	$ 173,196	$ 158,387
United Airlines, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 6.53% (C), 04/21/2028	493,750	476,315

		634,702

Auto Components - 1.9%
Clarios Global LP
Term Loan B,
1-Month LIBOR + 3.25%, 5.62% (C), 04/30/2026	1,866,010	1,791,370
First Brands Group LLC
Term Loan,
3-Month SOFR + 5.00%, 8.37% (C), 03/30/2027 (D)	3,225,238	3,059,945
Mavis Tire Express Services Corp.
Term Loan B,
1-Month SOFR + 4.00%, 6.25% (C), 05/04/2028	1,167,863	1,116,477

		5,967,792

Automobiles - 0.6%
American Auto Auction Group LLC
Term Loan B,
3-Month SOFR + 5.00%, 7.05% (C), 12/30/2027	1,119,375	1,013,034
CWGS Group LLC
Term Loan B,
1-Month LIBOR + 2.50%, 4.50% - 4.87% (C), 06/03/2028	639,171	567,531
Thor Industries, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 5.38% (C), 02/01/2026	419,943	413,644

		1,994,209

Beverages - 0.1%
Naked Juice LLC
Term Loan,
3-Month SOFR + 3.25%, 5.40% - 5.68% (C), 01/24/2029	500,000	475,938

Biotechnology - 0.6%
Curium BidCo SARL
Term Loan,
3-Month LIBOR + 4.00%, 6.25% (C), 12/02/2027	299,250	288,028
Term Loan B,
3-Month LIBOR + 3.75%, 6.00% (C), 07/09/2026	1,698,541	1,647,585

		1,935,613

Building Products - 2.6%
Cornerstone Building Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 5.25% (C), 04/12/2028	1,421,008	1,208,567

	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products (continued)
Griffon Corp.
Term Loan B,
1-Month SOFR + 2.75%, 5.11% (C), 01/24/2029 (D)	$ 377,500	$ 367,119
LBM Acquisition LLC
Term Loan B,
1-Week LIBOR + 3.75%, 7.12% (C), 12/17/2027	1,239,350	1,063,259
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.63%, 5.00% (C), 02/01/2027	2,105,678	1,985,918
Term Loan B1,
1-Month LIBOR + 3.00%, 5.37% (C), 06/11/2028	349,125	331,295
Tamko Building Products LLC
Term Loan B,
3-Month LIBOR + 3.00%, 4.25% - 5.81% (C), 06/01/2026	1,954,811	1,876,619
VT Topco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.17% (C), 08/01/2025	660,125	630,419
Delayed Draw Term Loan,
3-Month LIBOR + 3.75%, 3.75% - 6.00% (C), 08/01/2025	61,896	59,420
Term Loan,
1-Month LIBOR + 3.75%, 5.42% (C), 08/01/2025 (D)	684,036	656,675

		8,179,291

Capital Markets - 2.4%
Blucora, Inc.
Term Loan B,
3-Month LIBOR + 4.00%, 6.25% (C), 05/22/2024	1,269,819	1,246,010
Deerfield Dakota Holding LLC
Term Loan B,
1-Month SOFR + 3.75%, 6.08% (C), 04/09/2027	1,328,699	1,281,364
Illuminate Merger Sub Corp.
Term Loan,
6-Month LIBOR + 3.50%, 6.38% (C), 07/21/2028	995,000	873,941
Kingpin Intermediate Holdings LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.88% (C), 07/03/2024	1,644,591	1,584,289
Tiger Acquisition LLC
Term Loan,
1-Month LIBOR + 3.25%, 5.62% (C), 06/01/2028	1,955,250	1,806,977
Victory Capital Holdings, Inc.
Term Loan B,
3-Month LIBOR + 2.25%, 4.50% (C), 12/29/2028	742,574	720,297
3-Month LIBOR + 2.25%, 4.54% (C), 07/01/2026	6,171	6,000

		7,518,878

Transamerica Funds	Page 2

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Chemicals - 0.5%
Tronox Finance LLC
Term Loan,
3-Month SOFR + 3.25%, 5.30% (C), 04/04/2029	$ 997,500	$ 978,797
VAC Germany Holdings GmbH
Term Loan B,
3-Month LIBOR + 4.00%, 6.25% (C), 03/08/2025	610,099	549,089

		1,527,886

Commercial Services & Supplies - 7.9%
ADMI Corp.
Term Loan B2,
1-Month LIBOR + 3.38%, 5.75% (C), 12/23/2027	444,375	409,843
Term Loan B3,
1-Month LIBOR + 3.50%, 5.87% (C), 12/23/2027	395,981	368,509
APX Group, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, Prime Rate + 2.50%, 5.66% - 8.00% (C), 07/10/2028	1,236,259	1,160,153
Asurion LLC
Term Loan B6,
1-Month LIBOR + 3.13%, 5.50% (C), 11/03/2023	1,000,000	981,607
Term Loan B8,
1-Month LIBOR + 3.25%, 5.62% (C), 12/23/2026	1,136,472	1,065,442
Term Loan B9,
1-Month LIBOR + 3.25%, 5.62% (C), 07/31/2027	1,088,725	1,019,591
Avis Budget Car Rental LLC
Term Loan C,
1-Month LIBOR + 3.50%, 5.93% (C), 03/16/2029	2,244,375	2,182,655
Creative Artists Agency LLC
Term Loan B,
1-Month LIBOR + 3.75%, 6.12% (C), 11/27/2026	1,628,443	1,591,464
Term Loan B1,
1-Month LIBOR + 4.25%, 6.62% (C), 11/27/2026	784,000	767,340
Garda World Security Corp.
Term Loan B,
1-Month LIBOR + 4.25%, 6.47% (C), 10/30/2026	500,000	472,500
GFL Environmental, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 5.81% (C), 05/30/2025	1,688,653	1,671,767
Harsco Corp.
Term Loan,
1-Month LIBOR + 2.25%, 4.63% (C), 03/10/2028	744,370	683,580
Jadex, Inc.
Term Loan,
1-Month LIBOR + 4.75%, 7.12% (C), 02/18/2028	1,730,600	1,635,417
PECF USS Intermediate Holding III Corp.
Term Loan B,
1-Month LIBOR + 4.25%, 6.62% (C), 12/15/2028	691,513	631,005

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
Term Loan,
3-Month LIBOR + 2.75%, 4.46% (C), 09/23/2026	$ 1,511,908	$ 1,467,091
Spectrum Group Buyer, Inc.
Term Loan B,
3-Month SOFR + 6.50%, 9.44% (C), 05/19/2028	2,000,000	1,899,000
Spectrum Holdings III Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.62% (C), 01/31/2025	1,667,565	1,535,549
Spin Holdco, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 5.61% (C), 03/04/2028	2,466,212	2,270,765
Technimark Holdings LLC
Term Loan,
1-Month LIBOR + 3.75%, 5.91% (C), 07/09/2029	1,315,336	1,228,743
TruGreen LP
Term Loan,
1-Month LIBOR + 4.00%, 6.37% (C), 11/02/2027	1,964,975	1,882,692

		24,924,713

Communications Equipment - 0.5%
Avaya, Inc.
Term Loan B2,
1-Month LIBOR + 4.00%, 6.00% (C), 12/15/2027	1,000,000	512,500
CommScope, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 5.62% (C), 04/06/2026	1,184,384	1,100,737

		1,613,237

Construction & Engineering - 3.5%
Artera Services LLC
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 5.50% (C), 03/06/2025	249,046	197,992
Term Loan,
3-Month LIBOR + 3.50%, 5.75% (C), 03/06/2025	792,000	627,264
Centuri Group, Inc.
Term Loan B,
3-Month LIBOR + 2.50%, 4.07% (C), 08/27/2028	441,665	424,882
LRS Holdings LLC
Term Loan B,
1-Month LIBOR + 4.25%, 6.62% (C), 08/13/2028	1,194,000	1,143,255
Osmose Utilities Services, Inc.
Term Loan,
1-Month LIBOR + 3.25%, 5.62% (C), 06/23/2028	2,481,872	2,303,177
Pike Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 5.38% (C), 01/21/2028	3,365,614	3,264,645

Transamerica Funds	Page 3

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction & Engineering (continued)
VM Consolidated, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 6-Month LIBOR + 3.25%, 5.50% - 6.13% (C), 03/24/2028	$ 1,331,831	$ 1,304,362
WIN Waste Innovations Holdings, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 5.00% (C), 03/24/2028	1,718,834	1,664,404

		10,929,981

Construction Materials - 0.5%
Smyrna Ready Mix Concrete LLC
Term Loan B,
1-Month SOFR + 4.25%, 6.68% (C), 04/02/2029	1,500,000	1,440,000

Containers & Packaging - 6.4%
Anchor Glass Container Corp.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 5.10% - 5.12% (C), 12/07/2023	471,950	374,611
Berlin Packaging LLC
Term Loan B5,
1-Month LIBOR + 3.75%, 3-Month LIBOR + 3.75%, 5.47% - 6.00% (C), 03/11/2028	1,985,000	1,889,472
Canister International Group, Inc.
Term Loan B,
1-Month LIBOR + 4.75%, 7.12% (C), 12/21/2026	1,987,322	1,907,829
Clydesdale Acquisition Holdings, Inc.
Term Loan B,
1-Month SOFR + 4.18%, 6.60% (C), 04/13/2029	1,450,000	1,388,933
Graham Packaging Co., Inc.
Term Loan,
1-Month LIBOR + 3.00%, 5.37% (C), 08/04/2027	1,614,320	1,553,967
Klockner-Pentaplast of America, Inc.
Term Loan B,
6-Month LIBOR + 4.75%, 5.55% (C), 02/12/2026	592,500	521,894
Liqui-Box Holdings, Inc.
Term Loan B,
3-Month LIBOR + 4.50%, 6.07% (C), 02/26/2027	493,731	444,358
Packaging Coordinators Midco, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 6.00% (C), 11/30/2027	2,222,368	2,136,713
Plastipak Packaging, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 4.88% (C), 12/01/2028	1,931,176	1,859,563
Plaze, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 6.12% (C), 08/03/2026	246,250	231,167
Pregis TopCo Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 3-Month LIBOR + 4.00%, 6.37% - 7.00% (C), 07/31/2026	1,321,044	1,263,799
Term Loan,
1-Month LIBOR + 4.00%, 3-Month LIBOR + 4.00%, 6.37% - 7.00% (C), 07/31/2026	372,188	355,439

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Pretium PKG Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 3-Month LIBOR + 4.00%, 5.80% - 6.29% (C), 10/02/2028	$ 1,492,500	$ 1,395,488
Proampac PG Borrower LLC
Term Loan,
3-Month LIBOR + 3.75%, 4.50% - 5.16% (C), 11/03/2025	1,227,553	1,167,403
Reynolds Group Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 5.87% (C), 09/24/2028	248,125	239,596
Term Loan B2,
1-Month LIBOR + 3.25%, 5.62% (C), 02/05/2026	994,950	963,111
Tosca Services LLC
Term Loan,
1-Month LIBOR + 3.50%, 5.87% (C), 08/18/2027	2,204,289	1,961,817
Trident TPI Holdings, Inc.
Term Loan B1,
3-Month LIBOR + 3.25%, 5.50% (C), 10/17/2024	738,250	714,389

		20,369,549

Diversified Consumer Services - 2.2%
Mister Car Wash Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.37% (C), 05/14/2026	1,290,675	1,253,568
Pre-Paid Legal Services, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 6.12% (C), 12/15/2028	2,244,375	2,161,894
Solis IV BV
Term Loan B1,
3-Month SOFR + 3.50%, 4.84% (C), 02/26/2029	2,000,000	1,779,000
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.13% (C), 05/18/2025	1,968,888	1,886,850

		7,081,312

Diversified Financial Services - 0.9%
NAB Holdings LLC
Term Loan,
3-Month SOFR + 3.00%, 5.20% (C), 11/23/2028	1,238,763	1,178,683
NBG Acquisition, Inc.
Term Loan,
6-Month LIBOR + 5.50%, 7.00% (C), 04/26/2024	450,291	202,631

Transamerica Funds	Page 4

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Financial Services (continued)
Primary Products Finance LLC
Term Loan,
3-Month LIBOR + 4.00%, 6.23% (C), 03/31/2029	$ 750,000	$ 729,562
TransUnion LLC
Term Loan B6,
1-Month LIBOR + 2.25%, 4.62% (C), 12/01/2028	865,968	843,718

		2,954,594

Diversified Telecommunication Services - 1.2%
CenturyLink, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 4.62% (C), 03/15/2027	287,625	273,552
Global Tel*Link Corp.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 7.06% (C), 11/29/2025	822,506	758,761
Virgin Media Bristol LLC
Term Loan Q,
1-Month LIBOR + 3.25%, 5.25% (C), 01/31/2029 (D)	2,232,278	2,199,258
Zayo Group Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 5.37% (C), 03/09/2027	500,000	460,813

		3,692,384

Electrical Equipment - 0.6%
C&D Technologies, Inc.
Term Loan B,
1-Month LIBOR + 5.75%, 6-Month LIBOR + 5.75%, 7.83% - 8.63% (C), 12/20/2025	1,039,231	934,008
Electrical Components International, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.25%, 6.62% (C), 06/26/2025	1,109,245	1,014,959

		1,948,967

Electronic Equipment, Instruments & Components - 1.0%
Badger Buyer Corp.
Term Loan B,
1-Month LIBOR + 3.50%, 5.87% (C), 09/30/2024	429,044	390,967
Electro Rent Corp.
1st Lien Term Loan,
3-Month LIBOR + 5.00%, 7.73% (C), 01/31/2024	2,963,174	2,903,910

		3,294,877

Entertainment - 0.3%
AMC Entertainment Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 4.87% (C), 04/22/2026	984,910	847,023

Food & Staples Retailing - 2.0%
BW Gas & Convenience Holdings LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.87% (C), 03/31/2028	1,103,750	1,056,841

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food & Staples Retailing (continued)
Chef’s Warehouse Leasing Co. LLC
Term Loan,
1-Month LIBOR + 5.50%, 7.87% (C), 06/22/2025 (D)	$ 1,334,361	$ 1,304,338
Hostess Brands LLC
Term Loan,
1-Month LIBOR + 2.25%, 3-Month LIBOR + 2.25%, 4.62% - 5.06% (C), 08/03/2025	1,166,397	1,137,479
Quirch Foods Holdings LLC
Term Loan,
3-Month SOFR + 4.50%, 6.82% (C), 10/27/2027	1,491,171	1,425,932
US Foods, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 4.32% (C), 11/22/2028	1,492,500	1,454,488

		6,379,078

Food Products - 2.5%
8th Avenue Food & Provisions, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.12% (C), 10/01/2025	855,481	731,436
Term Loan,
1-Month LIBOR + 4.75%, 7.12% (C), 10/01/2025	496,250	424,914
B&G Foods, Inc.
Term Loan B4,
1-Month LIBOR + 2.50%, 4.87% (C), 10/10/2026	1,955,154	1,848,319
BCPE North Star US HoldCo 2, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 6.25% (C), 06/09/2028	1,266,903	1,165,551
CJ Foods, Inc.
Term Loan B,
1-Month LIBOR + 6.50%, 3-Month LIBOR + 6.50%, 8.07% - 8.87% (C), 03/16/2027	94,230	89,989
Del Monte Foods, Inc.
Term Loan,
1-Month SOFR + 4.25%, 6.45% (C), 05/16/2029	2,000,000	1,920,000
Shearer’s Foods, Inc.
Term Loan,
1-Month LIBOR + 3.50%, 5.87% (C), 09/23/2027	1,951,660	1,803,334

		7,983,543

Health Care Equipment & Supplies - 0.7%
Bausch & Lomb, Inc.
Term Loan,
1-Month SOFR + 3.25%, 4.55% (C), 05/10/2027	650,000	614,453
Carestream Dental Equipment, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.62% (C), 09/01/2024	389,155	362,887

Transamerica Funds	Page 5

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies (continued)
Medline Borrower LP
Term Loan B,
1-Month LIBOR + 3.25%, 5.62% (C), 10/23/2028	$ 962,588	$ 917,934
YI LLC
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 6.37% (C), 11/07/2024	220,235	210,876

		2,106,150

Health Care Providers & Services - 6.2%
AHP Health Partners, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 5.87% (C), 08/24/2028	2,427,127	2,284,533
Forefront Management Holdings LLC
Delayed Draw Term Loan,
1-Month SOFR + 4.25%, 2.13% - 6.00% (C), 04/02/2029	24,882	24,011
Term Loan B,
1-Month SOFR + 4.25%, 5.94% (C), 04/02/2029	842,520	813,031
ICON Luxembourg SARL
Term Loan,
3-Month LIBOR + 2.25%, 4.56% (C), 07/03/2028	397,304	389,358
Midwest Physician Administrative Services LLC
Term Loan,
3-Month LIBOR + 3.25%, 5.50% (C), 03/12/2028	2,171,831	1,958,720
Pacific Dental Services LLC
Term Loan,
1-Month LIBOR + 3.25%, 5.66% (C), 05/05/2028	1,189,099	1,144,508
Pathway Vet Alliance LLC
Term Loan,
3-Month LIBOR + 3.75%, 6.00% (C), 03/31/2027	1,130,536	1,064,117
Pearl Intermediate Parent LLC
Term Loan,
1-Month LIBOR + 3.25%, 5.62% (C), 02/14/2025	989,717	942,706
PetVet Care Centers LLC
Term Loan B3,
1-Month LIBOR + 3.50%, 5.87% (C), 02/14/2025	607,493	582,055
PRA Health Sciences, Inc.
Term Loan,
3-Month LIBOR + 2.25%, 4.56% (C), 07/03/2028	98,988	97,009
Quorum Health Corp.
Term Loan,
3-Month LIBOR + 8.25%, 10.60% (C), 04/29/2025	1,474,877	914,424
Radnet Management, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 5.30% (C), 04/21/2028 (D)	2,070,528	2,005,824
RegionalCare Hospital Partners Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 6.12% (C), 11/16/2025 (D)	415,993	391,987

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Sound Inpatient Physicians
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.12% (C), 06/27/2025	$ 1,197,255	$ 1,119,433
Term Loan B,
3-Month LIBOR + 3.00%, 5.30% (C), 06/27/2025	496,244	461,920
Southern Veterinary Partners LLC
Term Loan,
3-Month LIBOR + 4.00%, 6.37% (C), 10/05/2027	787,347	750,932
Surgery Center Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 5.63% (C), 08/31/2026	2,118,898	2,032,487
Women’s Care Enterprises LLC
Term Loan,
6-Month LIBOR + 4.50%, 7.87% (C), 01/15/2028	992,487	926,983
WP CityMD Bidco LLC
1st Lien Term Loan B,
3-Month LIBOR + 3.25%, 5.50% (C), 12/22/2028	1,730,083	1,660,519

		19,564,557

Health Care Technology - 0.6%
Athenahealth, Inc.
Term Loan B,
1-Month SOFR + 3.50%, 5.65% (C), 02/15/2029	1,068,841	1,016,467
Change Healthcare Holdings LLC
Term Loan B,
1-Month LIBOR + 2.50%, 4.87% (C), 03/01/2024	881,988	870,596

		1,887,063

Hotels, Restaurants & Leisure - 6.3%
Caesars Resort Collection LLC
1st Lien Term Loan B,
1-Month LIBOR + 2.75%, 5.12% (C), 12/23/2024	335,666	327,610
Term Loan B1,
1-Month LIBOR + 3.50%, 5.87% (C), 07/21/2025	1,918,284	1,873,525
ClubCorp Holdings, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 5.00% (C), 09/18/2024	2,429,095	2,230,429
Flynn Restaurant Group LP
Term Loan B,
1-Month LIBOR + 4.25%, 6.62% (C), 12/01/2028 (D)	965,659	898,063
Hilton Grand Vacations Borrower LLC
Term Loan B,
1-Month LIBOR + 3.00%, 5.37% (C), 08/02/2028	1,740,433	1,704,536
IRB Holding Corp.
Term Loan B,
1-Month SOFR + 3.15%, 4.87% (C), 12/15/2027	989,950	945,402
1-Month LIBOR + 2.75%, 5.12% (C), 02/05/2025	1,284,253	1,250,771

Transamerica Funds	Page 6

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
NEP / NCP Holdco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.62% (C), 10/20/2025 (D)	$ 1,771,955	$ 1,664,531
Penn National Gaming, Inc.
Term Loan B,
1-Month SOFR + 2.75%, 5.18% (C), 05/03/2029	1,350,000	1,317,304
Scientific Games Holdings LP
Term Loan B,
3-Month SOFR + 3.50%, 5.62% (C), 04/04/2029	1,300,000	1,240,417
Scientific Games International, Inc.
Term Loan,
1-Month SOFR + 3.00%, 5.04% (C), 04/14/2029	2,300,000	2,248,250
SeaWorld Parks & Entertainment, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.38% (C), 08/25/2028	1,936,619	1,842,693
Twin River Worldwide Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 5.05% (C), 10/02/2028	2,487,500	2,357,528

		19,901,059

Household Durables - 1.8%
ACProducts, Inc.
Term Loan B,
3-Month LIBOR + 4.25%, 6-Month LIBOR + 4.25%, 6.50% - 7.13% (C), 05/17/2028	1,153,350	817,725
American Residential Services LLC
Term Loan B,
3-Month LIBOR + 3.50%, 5.75% (C), 10/15/2027	977,450	934,686
Hoffmaster Group, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.25% (C), 11/21/2023	1,958,266	1,771,414
Instant Brands Holdings, Inc.
Term Loan,
6-Month LIBOR + 5.00%, 7.08% (C), 04/12/2028	1,850,000	1,461,500
Libbey Glass, Inc.
Term Loan,
3-Month LIBOR + 8.00%, 10.46% (C), 11/13/2025	542,504	552,903

		5,538,228

Household Products - 1.7%
Conair Holdings LLC
Term Loan B,
3-Month LIBOR + 3.75%, 6.00% (C), 05/17/2028	2,558,172	2,163,786
Diamond BV
Term Loan B,
1-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 5.12% - 5.56% (C), 09/29/2028	1,484,383	1,414,988
Energizer Holdings, Inc.
Term Loan,
1-Month LIBOR + 2.25%, 4.50% (C), 12/22/2027	990,582	948,483

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Products (continued)
Journey Personal Care Corp.
Term Loan B,
3-Month LIBOR + 4.25%, 6.50% (C), 03/01/2028	$ 693,000	$ 498,960
Safety Products / JHC Acquisition Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.50%, 6.87% (C), 06/28/2026	427,253	390,937
Delayed Draw Term Loan,
1-Month LIBOR + 4.50%, 6.87% (C), 06/28/2026	23,096	21,133

		5,438,287

Independent Power & Renewable Electricity Producers - 0.3%
Calpine Construction Finance Co. LP
Term Loan B,
1-Month LIBOR + 2.00%, 4.37% (C), 01/15/2025	937,947	915,084

Industrial Conglomerates - 0.3%
Magenta Buyer LLC
1st Lien Term Loan,
3-Month LIBOR + 4.75%, 7.05% (C), 07/27/2028	906,844	859,990

Insurance - 1.5%
Acrisure LLC
1st Lien Term Loan B,
1-Month LIBOR + 4.25%, 6.62% (C), 02/15/2027	298,500	287,306
Term Loan B,
1-Month LIBOR + 3.50%, 5.87% (C), 02/15/2027	1,136,369	1,080,403
Alliant Holdings Intermediate LLC
Term Loan B,
1-Month LIBOR + 3.25%, 5.62% (C), 05/09/2025	1,354,852	1,308,279
Hub International Ltd.
Term Loan B,
3-Month LIBOR + 3.00%, 5.55% - 6.00% (C), 04/25/2025	1,232,671	1,199,389
3-Month LIBOR + 3.25%, 5.78% - 6.00% (C), 04/25/2025	989,924	966,864

		4,842,241

IT Services - 2.2%
Banff Merger Sub, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 6.12% (C), 10/02/2025	1,239,180	1,191,162
Conduent Business Services LLC
Term Loan B,
1-Month LIBOR + 4.25%, 6.62% (C), 10/16/2028	1,347,205	1,301,737
Peraton Corp.
Term Loan B,
1-Month LIBOR + 3.75%, 6.12% (C), 02/01/2028	769,673	745,942
Rackspace Technology Global, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 4.16% (C), 02/15/2028	1,500,191	1,374,550
Tempo Acquisition LLC
Term Loan,
1-Month LIBOR + 2.75%, 5.12% (C), 05/01/2024	26,993	26,537

Transamerica Funds	Page 7

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
Tempo Acquisition LLC (continued)
Term Loan B,
1-Month SOFR + 3.00%, 5.33% (C), 08/31/2028	$ 2,230,584	$ 2,182,254

		6,822,182

Leisure Products - 1.4%
Polaris Newco LLC
Term Loan B,
1-Month LIBOR + 4.00%, 6.37% (C), 06/02/2028	2,481,250	2,351,915
Recess Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 4.99% - 6.56% (C), 09/30/2024	211,279	205,997
SP PF Buyer LLC
Term Loan,
1-Month LIBOR + 4.50%, 6.87% (C), 12/22/2025	1,135,624	936,889
SRAM LLC
Term Loan B,
1-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 5.12% - 5.56% (C), 05/18/2028	1,039,773	998,182

		4,492,983

Life Sciences Tools & Services - 1.0%
Parexel International Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.92% (C), 11/15/2028	3,316,688	3,226,072

Machinery - 2.2%
Alliance Laundry Systems LLC
Term Loan B,
3-Month LIBOR + 3.50%, 5.96% (C), 10/08/2027	968,303	937,842
Columbus McKinnon Corp.
Term Loan B,
3-Month LIBOR + 2.75%, 5.06% (C), 05/14/2028	468,182	451,795
Filtration Group Corp.
Term Loan,
1-Month LIBOR + 3.50%, 5.87% (C), 10/21/2028	1,985,000	1,907,462
GrafTech Finance, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.37% (C), 02/12/2025	74,341	73,133
Madison IAQ LLC
Term Loan,
6-Month LIBOR + 3.25%, 4.52% (C), 06/21/2028	1,487,481	1,412,487
Patriot Container Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.12% (C), 03/20/2025	1,532,997	1,272,387
SPX Flow, Inc.
Term Loan,
1-Month SOFR + 4.60%, 6.93% (C), 04/05/2029	1,050,000	990,610

		7,045,716

Media - 6.3%
ABG Intermediate Holdings 2 LLC
Term Loan B1,
1-Month SOFR + 3.50%, 5.93% (C), 12/21/2028	1,050,000	1,013,250

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Arches Buyer, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 5.62% (C), 12/06/2027	$ 510,096	$ 468,013
CMG Media Corp.
Term Loan,
1-Month LIBOR + 3.50%, 5.87% (C), 12/17/2026	976,294	915,764
Cogeco Financing 2 LP
Term Loan B,
1-Month LIBOR + 2.50%, 4.87% (C), 09/01/2028	2,493,750	2,388,656
Coral-US Co-Borrower LLC
Term Loan B6,
1-Month LIBOR + 3.00%, 5.00% (C), 10/15/2029	706,917	687,697
CSC Holdings LLC
Term Loan B1,
1-Month LIBOR + 2.25%, 4.25% (C), 07/17/2025	489,664	471,098
Diamond Sports Group LLC
2nd Lien Term Loan,
1-Month SOFR + 3.25%, 5.04% (C), 08/24/2026	403,618	81,156
DirecTV Financing LLC
Term Loan,
1-Month LIBOR + 5.00%, 7.37% (C), 08/02/2027	1,445,375	1,361,938
EW Scripps Co.
Term Loan B2,
1-Month LIBOR + 2.56%, 4.93% (C), 05/01/2026	191,553	185,886
Term Loan B3,
1-Month LIBOR + 2.75%, 5.12% (C), 01/07/2028	1,172,347	1,141,816
Gray Television, Inc.
Term Loan D,
1-Month LIBOR + 3.00%, 4.71% (C), 12/01/2028	1,987,506	1,941,794
LCPR Loan Financing LLC
Term Loan B,
1-Month LIBOR + 3.75%, 5.75% (C), 10/16/2028	20,000	19,450
MH Sub I LLC
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.12% (C), 09/13/2024	987,047	956,448
Term Loan,
1-Month LIBOR + 3.75%, 6.12% (C), 09/13/2024	1,028,980	998,110
Mission Broadcasting, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 4.21% (C), 06/02/2028	647,241	639,015
NAI Entertainment Holdings LLC
Term Loan B,
1-Month LIBOR + 2.50%, 4.88% (C), 05/08/2025	637,219	622,351
Nexstar Broadcasting, Inc.
Term Loan B4,
1-Month LIBOR + 2.50%, 4.87% (C), 09/18/2026	519,535	513,041
Sinclair Television Group, Inc.
Term Loan B2B,
1-Month LIBOR + 2.50%, 4.88% (C), 09/30/2026	983,692	913,604

Transamerica Funds	Page 8

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Sinclair Television Group, Inc. (continued)
Term Loan B4,
1-Month SOFR + 3.75%, 6.18% (C), 04/21/2029	$ 250,000	$ 233,125
Univision Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.25%, 5.62% (C), 03/15/2026	1,488,722	1,450,387
Term Loan B,
1-Month LIBOR + 3.25%, 5.62% (C), 01/31/2029	149,625	142,861
UPC Financing Partnership
Term Loan AX,
1-Month LIBOR + 3.00%, 5.00% (C), 01/31/2029	2,227,285	2,170,908
Ziggo Financing Partnership
Term Loan I,
1-Month LIBOR + 2.50%, 4.50% (C), 04/30/2028	769,000	746,571

		20,062,939

Multiline Retail - 0.1%
Highline Aftermarket Acquisition LLC
Term Loan B,
1-Month LIBOR + 4.50%, 6.87% (C), 11/09/2027	261,688	235,519

Oil, Gas & Consumable Fuels - 1.3%
Citgo Petroleum Corp.
Term Loan B,
1-Month LIBOR + 6.25%, 8.62% (C), 03/28/2024	1,737,186	1,720,539
Delek US Holdings, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 4.62% (C), 03/31/2025	248,707	238,370
EG America LLC
Term Loan,
3-Month LIBOR + 4.00%, 6.25% (C), 02/07/2025 (D)	1,238,449	1,171,624
EG Group Ltd.
Term Loan,
3-Month LIBOR + 4.25%, 6.50% (C), 03/31/2026	396,691	375,368
Phoenix Services International LLC
Term Loan,
1-Month LIBOR + 3.75%, 6.12% (C), 03/01/2025	769,319	476,978
Prairie ECI Acquiror LP
Term Loan B,
1-Month LIBOR + 4.75%, 7.12% (C), 03/11/2026	2,163	1,995

		3,984,874

Paper & Forest Products - 0.5%
Domtar Corp.
Term Loan B,
1-Month LIBOR + 5.50%, 7.37% (C), 11/30/2028	1,519,269	1,438,242

	Principal	Value
LOAN ASSIGNMENTS (continued)
Personal Products - 0.5%
KDC/ONE Development Corp., Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 6.12% (C), 12/22/2025	$ 906,398	$ 846,349
Kronos Acquisition Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 6.12% (C), 12/22/2026	646,484	604,463

		1,450,812

Pharmaceuticals - 0.6%
Bausch Health Cos., Inc.
Term Loan B,
1-Month SOFR + 5.25%, 7.17% (C), 02/01/2027	750,000	628,854
Elanco Animal Health, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 3.46% (C), 08/01/2027	222,049	214,524
Organon & Co.
Term Loan,
3-Month LIBOR + 3.00%, 4.63% (C), 06/02/2028	683,503	670,972
Perrigo Investments LLC
Term Loan B,
1-Month SOFR + 2.50%, 4.20% (C), 04/20/2029	375,000	368,437

		1,882,787

Professional Services - 1.1%
Ankura Consulting Group LLC
Term Loan,
1-Month LIBOR + 4.50%, 6.94% (C), 03/17/2028	496,419	474,080
Dun & Bradstreet Corp.
Term Loan,
3-Month LIBOR + 3.25%, 5.55% (C), 02/06/2026	696,465	676,615
Term Loan B2,
3-Month SOFR + 3.25%, 5.54% (C), 01/18/2029	2,394,000	2,313,950

		3,464,645

Real Estate Management & Development - 1.5%
Brookfield WEC Holdings, Inc.
Term Loan,
1-Month LIBOR + 2.75%, 5.12% (C), 08/01/2025	1,187,476	1,144,100
Cushman & Wakefield US Borrower LLC
Term Loan B,
1-Month LIBOR + 2.75%, 5.12% (C), 08/21/2025	1,408,665	1,361,416
RE/MAX International, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 4.88% (C), 07/21/2028	1,615,237	1,518,323
Redstone Holdco 2 LP
Term Loan,
3-Month LIBOR + 4.75%, 7.53% (C), 04/27/2028	719,563	597,237

		4,621,076

Transamerica Funds	Page 9

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Road & Rail - 0.0% (E)
Fly Funding II SARL
Term Loan B,
3-Month LIBOR + 6.00%, 8.51% (C), 10/08/2025	$ 118,271	$ 115,314

Semiconductors & Semiconductor Equipment - 0.5%
MKS Instruments, Inc.
TBD, 04/08/2029 (D) (F)	1,650,000	1,611,844

Software - 5.8%
AppLovin Corp.
Term Loan B,
3-Month LIBOR + 3.00%, 5.25% (C), 10/25/2028	249,375	241,395
Ceridian HCM Holding, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 4.17% (C), 04/30/2025 (D)	696,287	672,497
Cornerstone OnDemand, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 6.12% (C), 10/16/2028	748,125	697,626
Epicor Software Corp.
Term Loan,
1-Month LIBOR + 3.25%, 5.62% (C), 07/30/2027	2,721,699	2,587,881
GoTo Group, Inc.
Term Loan B,
1-Month LIBOR + 4.75%, 6.91% (C), 08/31/2027	2,102,406	1,593,623
Helios Software Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 5.95% (C), 03/11/2028	955,714	901,557
MA FinanceCo. LLC
Term Loan B,
3-Month LIBOR + 4.25%, 5.92% (C), 06/05/2025	920,166	807,446
Mitchell International, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 5.91% (C), 10/15/2028	1,820,438	1,718,038
NCR Corp.
Term Loan,
3-Month LIBOR + 2.50%, 5.31% (C), 08/28/2026	1,881,327	1,832,727
Quest Software US Holdings, Inc.
Term Loan,
3-Month SOFR + 4.25%, 5.78% (C), 02/01/2029	1,500,000	1,330,179
Seattle Spinco, Inc.
Term Loan B5,
1-Month SOFR + 4.00%, 6.25% (C), 02/26/2027	1,243,750	1,085,172
Sophia LP
Term Loan B,
3-Month LIBOR + 3.25%, 5.50% (C), 10/07/2027	1,572,321	1,511,394
1-Month SOFR + 4.25%, 6.33% (C), 10/07/2027	500,000	483,750
SS&C Technologies, Inc.
Term Loan B6,
1-Month SOFR + 2.25%, 4.68% (C), 03/22/2029	183,333	178,903

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
SS&C Technologies, Inc. (continued)
Term Loan B7,
1-Month SOFR + 2.25%, 4.68% (C), 03/22/2029	$ 262,533	$ 256,188
Ultimate Software Group, Inc.
Term Loan,
3-Month LIBOR + 3.25%, 5.54% (C), 05/04/2026	2,632,138	2,547,141

		18,445,517

Specialty Retail - 3.1%
Apro LLC
Term Loan,
3-Month LIBOR + 3.75%, 5.38% (C), 11/14/2026	982,469	943,170
Great Outdoors Group LLC
Term Loan B1,
1-Month LIBOR + 3.75%, 6.12% (C), 03/06/2028	2,473,173	2,256,771
Petco Health & Wellness Co., Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 5.50% (C), 03/03/2028	847,854	818,784
PetSmart, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 6.12% (C), 02/11/2028	2,677,969	2,576,428
Rent-A-Center, Inc.
1st Lien Term Loan B,
3-Month LIBOR + 3.25%, 6.06% (C), 02/17/2028	1,413,895	1,271,180
Staples, Inc.
Term Loan B2,
3-Month LIBOR + 4.50%, 5.79% (C), 09/12/2024	380,658	349,253
WOOF Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 5.81% (C), 12/21/2027	1,584,962	1,533,451

		9,749,037

Technology Hardware, Storage & Peripherals - 0.4%
Diebold, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.63% (C), 11/06/2023	1,479,352	1,213,068

Textiles, Apparel & Luxury Goods - 0.4%
Augusta Sportswear Group, Inc.
Term Loan B,
3-Month LIBOR + 4.50%, 6.75% (C), 10/26/2023	287,679	267,541
Crocs, Inc.
Term Loan B,
3-Month SOFR + 3.50%, 4.45% (C), 02/17/2029	1,097,250	1,030,501

		1,298,042

Transportation Infrastructure - 0.1%
First Student Bidco, Inc.
Term Loan B,
3-Month LIBOR + 3.00%, 5.23% (C), 07/21/2028	363,370	336,874
Term Loan C,
3-Month LIBOR + 3.00%, 5.23% (C), 07/21/2028	134,804	124,975

		461,849

Transamerica Funds	Page 10

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Wireless Telecommunication Services - 0.3%
Altice France SA
Term Loan B13,
3-Month LIBOR + 4.00%, 5.41% (C), 08/14/2026	$ 992,268	$ 941,414

Total Loan Assignments (Cost $292,403,985)		275,551,079

	Shares	Value
COMMON STOCKS - 0.2%
Health Care Providers & Services - 0.0%
Valitas Holdings, Inc. (G) (H) (I)	21,887	0

Household Durables - 0.2%
API Heat Transfer Intermediate Corp. (H) (I) (J)	889,572	1
LG Parent Holdco, Inc. (H)	30,405	456,075

		456,076

Software - 0.0% (E)
Avaya Holdings Corp. (B) (K)	4	3

Textiles, Apparel & Luxury Goods - 0.0% (E)
Men’s Wearhouse, Inc.	7,650	38,250

Total Common Stocks (Cost $375,454)		494,329

PREFERRED STOCKS - 0.2%
Household Durables - 0.2%
API Heat Transfer Intermediate Corp.,
0.00% (G) (H) (I) (J)	189,500	0
LG Parent Holdco, Inc.,
0.00% (H)	4,064	497,885

Total Preferred Stocks (Cost $372,397)		497,885

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.8%
U.S. Fixed Income Funds - 0.8%
Invesco Senior Loan ETF	61,000	$ 1,279,170
SPDR Blackstone Senior Loan ETF	30,000	1,275,600

Total Exchange-Traded Funds (Cost $2,543,994)		2,554,770

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (L)	1,002,935	1,002,935

Total Other Investment Company (Cost $1,002,935)		1,002,935

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 0.65% (L), dated 07/29/2022, to be repurchased at $3,667,842 on 08/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 07/15/2025, and with a value of $3,741,001.	$ 3,667,644	3,667,644

Total Repurchase Agreement (Cost $3,667,644)		3,667,644

Total Investments (Cost $328,163,079)		307,572,100
Net Other Assets (Liabilities) - 2.6%		8,369,824

Net Assets - 100.0%		$ 315,941,924

INVESTMENT VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$23,803,458	$—	$23,803,458
Loan Assignments	—	275,551,079	—	275,551,079
Common Stocks	3	494,325	1	494,329
Preferred Stocks	—	497,885	0	497,885
Exchange-Traded Funds	2,554,770	—	—	2,554,770
Other Investment Company	1,002,935	—	—	1,002,935
Repurchase Agreement	—	3,667,644	—	3,667,644

Total Investments	$3,557,708	$304,014,391	$1	$307,572,100

Transamerica Funds	Page 11

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENT VALUATION (continued):

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks(J)	$—	$—	$1	$—
Preferred Stocks(J)	—	—	0	—

Total	$—	$—	$1	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $23,803,458, representing 7.5% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $981,222, collateralized by cash collateral of $1,002,935 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	All or a portion of the security represents an unsettled loan commitment at July 31, 2022 where the rate will be determined at time of settlement.
(G)	Securities deemed worthless.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2022, the total value of securities is $953,961, representing 0.3% of the Fund’s net assets.
(I)	Securities are Level 3 of the fair value hierarchy.
(J)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(K)	Non-income producing security.
(L)	Rates disclosed reflect the yields at July 31, 2022.
(M)	The Fund recognized transfers in and out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined

Transamerica Funds	Page 12

Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Floating Rate (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 13